Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Earnings Per Share
Schedule of computation of basic and diluted earnings per share

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
Net income attributable to common stockholders—basic and diluted	$69,801	$34,251	$104,193	$80,480

Weighted average shares outstanding—basic and diluted	155,162,597	155,162,597	155,162,597	155,162,597

Earnings per common share, basic and diluted
Net income attributable to common stockholders	$0.45	$0.22	$0.67	$0.52

	For the Year Ended December 31,
	2013	2012	2011
Net income attributable to common stockholders—basic and diluted	$155,481	$129,731	$132,543

Weighted average shares outstanding—basic and diluted	155,162,597	155,162,597	155,162,597

Earnings per common share, basic and diluted
Net income attributable to common stockholders	$1.00	$0.84	$0.85